Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Cash Flow Information Related to Operating Leases

Cash flow information related to operating leases consists of the following:

	For the six months ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Cash paid for amounts in the measurement of lease liabilities	$-	$11,041